Other Current Assets - Summary of Other Current Assets (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Current Assets [Abstract]
Prepaid expenses	¥ 36,116,886	$ 5,667,528	¥ 46,683,662
Inventory	15,212,282	2,387,139	91,895,497
Deposits in trust protection fund	82,872,000	13,004,425	65,272,000
Guarantee deposits held by Funding Partners	63,977,048	10,039,395	58,119,412
Receivables from third party payment service providers	456,492,520	71,633,638	325,613,031
Receivables from Funding Partners and other service providers	270,647,297	42,470,467	163,011,741
Other account receivables	34,157,040	5,359,985	56,482,783
Receivable from broker for derivative collateral	619,332,499	97,186,784
Others	221,734,167	34,794,930	115,979,798
Total	1,800,541,739	282,544,291	923,057,924
Less: Allowance for other current assets	(201,242,068)	(31,579,272)	(160,745,160)	$ (25,224,423)	¥ (27,259,988)
Other assets current	¥ 1,599,299,671	$ 250,965,019	¥ 762,312,764